UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    U Capital Group, LP
Address: 527 Madison Avenue
         7th Floor
         New York, New York  10022

13F File Number:  28-13353

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Alper
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     212.980.4000

Signature, Place, and Date of Signing:

     Eric Alper     New York, New York/USA     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $52,119 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      402    10000 SH       SOLE                    10000
ARVINMERITOR INC               COM              043353101      839    75000 SH       SOLE                    75000
BANK OF AMERICA CORPORATION    COM              060505104      979    65000 SH       SOLE                    65000
BARRICK GOLD CORP              COM              067901108     2363    60000 SH       SOLE                    60000
CAPSTONE TURBINE CORP          COM              14067D102      640   500000 SH       SOLE                   500000
CAREFUSION CORP                COM              14170T101      900    36000 SH       SOLE                    36000
CHARDAN 2008 CHINA ACQST COR   SHS              G8977T101      895   100000 SH       SOLE                   100000
CHIMERA INVT CORP              COM              16934Q109     1164   300000 SH       SOLE                   300000
CIT GROUP INC                  COM NEW          125581801     2402    87000 SH       SOLE                    87000
CONSTELLATION ENERGY GROUP I   COM              210371100     1759    50000 SH       SOLE                    50000
COSAN LTD                      SHS A            G25343107      870   100000 SH       SOLE                   100000
EXPRESS SCRIPTS INC            COM              302182100     2161    25000 SH       SOLE                    25000
GLOBE SPECIALTY METALS INC     COM              37954N206     1587   168800 SH       SOLE                   168800
GOLDCORP INC NEW               COM              380956409      708    18000 SH       SOLE                    18000
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     1418  1312615 SH       SOLE                  1312615
LAMAR ADVERTISING CO           CL A             512815101     1088    35000 SH       SOLE                    35000
LEAR CORP                      COM NEW          521865204     2029    30000 SH       SOLE                    30000
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708     2769    60000 SH       SOLE                    60000
LIFE TECHNOLOGIES CORP         COM              53217V109     3917    75000 SH       SOLE                    75000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     6140   500000 SH       SOLE                   500000
MANITOWOC INC                  COM              563571108     1246   125000 SH       SOLE                   125000
MEMC ELECTR MATLS INC          COM              552715104      681    50000 SH       SOLE                    50000
METROPCS COMMUNICATIONS INC    COM              591708102     1602   210000 SH       SOLE                   210000
MI DEVS INC                    CL A SUB VTG     55304X104      737    60000 SH       SOLE                    60000
MICROSOFT CORP                 COM              594918104     2286    75000 SH       SOLE                    75000
MOLECULAR INSIGHT PHARM INC    COM              60852M104      900   400000 SH       SOLE                   400000
MORGAN STANLEY                 COM NEW          617446448     1391    47000 SH       SOLE                    47000
PENN VA CORP                   COM              707882106     2661   125000 SH       SOLE                   125000
PFIZER INC                     COM              717081103      448    24624 SH       SOLE                    24624
PHH CORP                       COM NEW          693320202     1611   100000 SH       SOLE                   100000
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     1011    85000 SH       SOLE                    85000
ROYAL BK SCOTLAND GROUP PLC    SPON ADR SER H   780097879      100     6900 SH       SOLE                     6900
RURAL / METRO CORP             COM              781748108      600   100000 SH       SOLE                   100000
SPDR GOLD TRUST                GOLD SHS         78463V107     1073    10000 SH       SOLE                    10000
SUNCOR ENERGY INC NEW          COM              867224107      742    21000 SH       SOLE                    21000